September 7, 2012



VIA EDGAR LINK
Securities and Exchange Commission
100 F St. NE
Washington, D.C. 20549

	Re:	Symetra Resource Variable Account B (811-04716)


Dear Commissioners:

	On behalf of Symetra Life Insurance Company and the Symetra Resource Variable Account B, we hereby submit, pursuant to Rule 30b2-1(b) under the Investment Company Act of 1940, that the Account's semiannual report for the period ending June 30, 2012 has been transmitted to contract owners accordingly.

We incorporate by reference the following semiannual reports for the underlying funds:

		Filer/Entity:  AIM Variable Insurance Funds (Invesco
				Variable Insurance Funds)
		Registration No.:  811-07452
		CIK No.:  0000896435
		Accession No.:  0000950123-12-011179
		Date of Filing:  08/24/2012

		Filer/Entity:  AllianceBernstein Variable Products
				Series Fund, Inc.
		Registration No.:  811-05398
		CIK No.:  0000825316
		Accession No.:  0001193125-12-366259
		Date of Filing: 08/23/2012

		Filer/Entity: American Century Variable Portfolios Inc. Registration No.: 811-05188
		CIK No.:  0000814680
		Accession No.:  0001437749-12-008798
		Date of Filing: 08/23/12

		Filer/Entity:  DFA Investment Dimensions Group Inc.
		Registration No.:  811-03258
		CIK No.:  0000355437
		Accession No.:  0001193125-12-297013
		Date of Filing:  07/09/2012

		Filer/Entity:  Delaware VIP Trust
		Registration No.:  811-05162
		CIK No.:  0000814230
		Accession No.:  0001206774-12-003974
		Date of Filing: 09/07/2012

		Filer/Entity:  Dreyfus Investment Portfolios
		Registration No.:  811-08673
		CIK No.:  0001056707
		Accession No.:  0001056707-12-000041
		Date of Filing:  08/17/2012

		Filer/Entity: Dreyfus Socially Responsible Growth Fund Inc. Registration No.: 811-07044
		CIK No.:  0000890064
		Accession No.:  0000890064-12-000009
		Date of Filing: 08/17/2012

		Filer/Entity:  Dreyfus Stock Index Fund Inc.
		Registration No.:  811-05719
		CIK No.:  0000846800
		Accession No.:  0000846800-12-000016
		Date of Filing: 08/16/2012

		Filer/Entity:  Dreyfus Variable Investment Fund
		Registration No.:  811-05125
		CIK No.:  0000813383
		Accession No.:  0000813383-12-000119
		Date of Filing: 08/16/2012

		Filer/Entity:  DWS Variable Series I
		Registration No.:  811-04257
		CIK No.:  0000764797
		Accession No.:  0000088053-12-000867
		Date of Filing: 08/20/2012

		Filer/Entity:  DWS Variable Series II
		Registration No.:  811-05002
		CIK No.:  0000810573
		Accession No.:  0000088053-12-000868
		Date of Filing: 08/20/2012

		Filer/Entity:  Federated Insurance Series
		Registration No.:  811-08042
		CIK No.:  0000912577
		Accession No.:  0001318148-12-001399
		Date of Filing:  08/23/2012

		Filer/Entity:  Franklin Templeton Variable Insurance Products
				Trust
		Registration No.:  811-05583
		CIK No.: 0000837274
		Accession No.:   0001193125-12-375030
		Date of Filing:  08/30/2012

		Filer/Entity:  ING Investors Trust
		Registration No.:  811-05629
		CIK No.:  0000837276
		Accession No.:  0001193125-12-378919
		Date of Filing: 09/04/2012

		Filer/Entity:  JPMorgan Insurance Trust
		Registration No.:  811-07874
		CIK No.:  0000909221
		Accession No.:  0001193125-12-369124
		Date of Filing: 08/27/2012

		Filer/Entity:  Janus Aspen Series
		Registration No.:  811-07736
		CIK No.:  0000906185
		Accession No.:  0000950123-12-011474
		Date of Filing:  08/29/2012

		Filer/Entity:  MFS Variable Insurance Trust
		Registration No:  811-08326
		CIK No.:  0000918571
		Accession No.:  0001193125-12-364816
		Date of Filing: 08/22/2012

		Filer/Entity:  MFS Variable Insurance Trust II
		Registration No:  811-03732
		CIK No.:  0000719269
		Accession No.:  0001193125-12-365085
		Date of Filing: 08/22/2012

		Filer/Entity:  Pioneer Variable Contracts Trust /MA/
		Registration No.:  811-08786
		CIK No.:  0000930709
		Accession No.:  0000078713-12-000066
		Date of Filing:  08/29/2012

		Filer/Entity:  Royce Capital Fund
		Registration No:
		CIK No.:  0001006387
		Accession No.:  0000949377-12-000520
		Date of Filing: 08/21/2012

		Filer/Entity:  Sentinel Variable Products Trust
		Registration No:  811-09917
		CIK No.:  0001112513
		Accession No.:  0000225843-12-000113
		Date of Filing:  09/07/2012

		Filer/Entity:  Symetra Mutual Funds Trust
		Registration No.:  811-22653
		CIK No.:  0001538307
		Accession No.:  0000894189-12-005285
		Date of Filing:  09/07/2012

		Filer/Entity:  T. Rowe Price Equity Series, Inc.
		Registration No.:  811-07143
		CIK No.:  0000918294
		Accession Nos.:   0001206774-12-003750
				  0001206774-12-003741
				  0001206774-12-003737
				  0001206774-12-003729
		Date of Filings: 08/27/2012

		Filer/Entity: T. Rowe Price International Series, Inc. Registration No.: 811-07145
		CIK No.:  0000918292
		Accession No.:  0001206774-12-003746
		Date of Filing: 08/27/2012

		Filer/Entity:  Van Eck VIP Trust
		Registration No.:  811-05083
		CIK No.:  0000811976
		Accession Nos.:  0000930413-12-005069
  				 0000930413-12-005070
		Date of Filings:  09/04/2012

		Filer/Entity:  Variable Insurance Products Fund
		Registration No.:  811-03329
		CIK No.:  0000356494
		Accession No.:  0000356494-12-000050
		Date of Filing: 08/17/2012

		Filer/Entity:  Variable Insurance Products Fund II
		Registration No.:  811-05511
		CIK No.:  0000831016
		Accession No.:  0000831016-12-000013
		Date of Filing: 08/17/2012

		Filer/Entity:  Variable Insurance Products III
		Registration No.:  811-07205
		CIK No.:  0000927384
		Accession No.:  0000878467-12-000056
		Date of Filing: 08/17/2012

		Filer/Entity:  Variable Insurance Products Fund V
		Registration No.:  811-05361
		CIK No.:  0000823535
		Accession No.:  0000878467-12-000077
		Date of Filing: 08/23/2012




If you have any questions regarding this filing, please contact me at (425) 256-5026.

				Sincerely,

				/s/Jacqueline M. Veneziani

				Jacqueline M. Veneziani
				Vice President and Associate General Counsel